Acquisitions Acquisitions (Narrative) (Details)	12 Months Ended			0 Months Ended	12 Months Ended						0 Months Ended		12 Months Ended							0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Apr. 29, 2013 Ingenuity USD ($)	Dec. 31, 2013 Ingenuity USD ($)	Dec. 31, 2013 CLC bio USD ($)	Dec. 31, 2012 AmniSure USD ($)	Dec. 31, 2012 Intelligent Bio Systems USD ($)	Dec. 31, 2011 Cellestis USD ($)	Aug. 29, 2011 Cellestis USD ($)	Jul. 12, 2011 Ipsogen USD ($)	Jul. 12, 2011 Ipsogen EUR (€)	Dec. 31, 2013 Ipsogen USD ($)	Dec. 31, 2012 Ipsogen USD ($)	Dec. 31, 2011 Ipsogen USD ($) Biomarker	Dec. 31, 2011 Cellestis and Ipsogen USD ($)	Dec. 31, 2010 Cellestis and Ipsogen USD ($)	Dec. 31, 2011 Series of individually immaterial business acquisitions USD ($) Acquisition	Dec. 31, 2011 Developed technology, licenses, and know how Cellestis USD ($)	Jul. 12, 2011 Developed technology, licenses, and know how Ipsogen USD ($)	Dec. 31, 2011 Customer relationships Cellestis USD ($)	Dec. 31, 2012 Minimum AmniSure	Dec. 31, 2012 Minimum Intelligent Bio Systems	Dec. 31, 2011 Minimum Series of individually immaterial business acquisitions	Dec. 31, 2012 Maximum AmniSure	Dec. 31, 2012 Maximum Intelligent Bio Systems	Dec. 31, 2011 Maximum Series of individually immaterial business acquisitions	Dec. 31, 2011 First milestone Series of individually immaterial business acquisitions USD ($)	Dec. 31, 2011 Second milestone Series of individually immaterial business acquisitions USD ($)
Business Acquisition [Line Items]
Percent of outstanding common shares held				100.00%							62.60%	62.60%	89.96%	89.40%
Cash consideration				$ 107,001,000			$ 101,415,000		$ 372,452,000	$ 372,500,000	$ 57,436,000
Cash consideration, unpaid	200,000
Amounts held in escrow in connection with acquisitions	2,500,000	7,521,000			10,000,000			5,200,000										8,500,000
Weighted average amortization period for intangible assets	11 years 1 month 18 days			14 years 1 month 18 days			9 years 6 months		9 years 11 months 15 days		10 years	10 years
Net sales	1,301,984,000	1,254,456,000	1,169,747,000		14,700,000		16,700,000									28,600,000
Net income attributable to the owners of QIAGEN N.V.	69,073,000	129,506,000	96,038,000		6,300,000		3,000,000									(1,700,000)
Acquisition related costs		4,500,000			1,200,000				5,800,000						5,600,000
Cash paid for acquisitions, net of cash acquired	170,546,000	131,997,000	457,483,000			68,200,000		31,200,000										47,900,000
Business combination step acquisition equity interest in acquiree											57,400,000	40,900,000	500,000	29,800,000
Portion of acquired goodwill deductible for tax purposes							39,800,000
Fair value of contingent consideration	6,100,000						4,530,000	12,000,000										6,900,000
Discount rate used for analysis of future milestones																						0.70%	0.70%		2.00%	1.60%		1.70%	3.25%
Potential contingent cash payments							35,000,000	12,500,000										44,000,000										5,500,000	1,400,000
Probability regarding the accomplishment of milestones																							95.00%	90.00%		100.00%	100.00%
Contingent purchase price payment		7,100,000
Purchase price allocation, preliminary estimates, intangibles											300,000								300,000	8,100,000	6,200,000
Purchase price allocation, preliminary estimates, long term deferred tax liability									3,900,000		2,800,000
Purchase price allocation, preliminary estimates, other opening balance sheet adjustments									1,600,000
Goodwill purchase adjustments		70,034,000							(12,000,000)		(14,600,000)
Number of biomarkers															15
Fair value of remaining shares											42,437,000
Fair value of outstanding shares and other equity instruments											99,900,000	70,200,000
Purchase price allocation, preliminary estimates, long term deferred tax asset											9,000,000
Pro forma net sales																1,213,500,000	1,140,200,000
Pro forma net income																$ 91,900,000	$ 139,200,000
Pro forma diluted net income per common share (usd per share)																$ 0.38	$ 0.58
Number of acquisitions completed																		3